Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013 Subsequent Event	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Jan. 28, 2013 Senior Unsecured Term Loan Subsequent Event	Dec. 31, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes	Jan. 31, 2013 11.75% Secured Notes Subsequent Event	Jan. 28, 2013 11.75% Secured Notes Subsequent Event	Dec. 31, 2012 Verso Paper Finance Holdings LLC	Dec. 31, 2012 Verso Paper Finance Holdings LLC Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2010 Verso Paper Finance Holdings LLC Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2012 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Dec. 31, 2011 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Dec. 31, 2010 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Dec. 31, 2012 Management Agreement
Related Party Transaction [Line Items]
Management agreement expiration date																			Aug. 01, 2018
Management fee as a percentage of aggregate enterprise value																			1.00%
Notes, maturity date					Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040		Jan. 15, 2019		Jan. 15, 2019				Dec. 29, 2040	Feb. 01, 2013
Interest payments, paid in kind																$ 8,500,000	$ 5,500,000	$ 5,100,000
Principal amount of debt issued												72,900,000
Related party debt, stated interest rate					6.50%	6.50%	6.50%		11.75%	11.75%		11.75%			6.50%
Principal amount of debt retired								85,800,000
Debt exchange rate				85.00%
Related party debt, outstanding amount					23,305,000	23,305,000								23,305,000	23,305,000
Long-term notes receivable from a related party	23,305,000	23,305,000											23,305,000
Accrued interest receivable from a related party		100,000											100,000
Accrued interest payable to a related party						100,000								100,000
Interest income recognized from transactions with a related party		1,500,000											1,500,000
Interest expense incurred from transactions with a related party						1,500,000								1,500,000
Accounts payable to related party		900,000
Capital contribution from a parent	$ 776,000	$ 0	$ 0